Post-employment Benefits (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	R$ 879,627
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	1,001,429
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	933,014
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	945,341
Later Than Five Years And Not Later Than Six Years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	967,382
Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	25,093,897
Unified Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefits payable	543,355
Unified Plan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	641,006
Unified Plan [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	568,053
Unified Plan [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	565,786
Unified Plan [Member] | Later Than Five Years And Not Later Than Six Years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	573,042
Unified Plan [Member] | Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	11,639,282
PlanIII [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefits payable	281,414
PlanIII [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	284,173
PlanIII [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	291,233
PlanIII [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	298,255
PlanIII [member] | Later Than Five Years And Not Later Than Six Years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	305,107
PlanIII [member] | Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	8,327,621
Assistance Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefits payable	54,858
Assistance Plan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	76,250
Assistance Plan [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	73,728
Assistance Plan [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	81,300
Assistance Plan [Member] | Later Than Five Years And Not Later Than Six Years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	89,233
Assistance Plan [Member] | Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	R$ 5,126,994